Income Taxes (Deferred tax assets and deferred tax liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets:
Deferred Compensation	$ 838,000	$ 762,000
Provision for Loan Losses	2,420,000	2,408,000
Other Real Estate Owned	10,000	8,000
Net Fees Deferred for Financial Reporting	66,000	79,000
Net Operating Losses	464,000	468,000
Other	41,000	53,000
Total Gross Deferred Tax Assets	17,069,000	3,874,000
Less: Valuation Allowance	(464,000)	(468,000)
Net Deferred Tax Assets	16,605,000	3,406,000
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	72,000	72,000
Depreciation	812,000	914,000
Prepaid Expenses	169,000	154,000
Unrealized Gain on Securities AFS	0	1,683,000
Total Gross Deferred Tax Liability	1,053,000	2,823,000
Net Deferred Tax Asset	15,552,000	$ 583,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	(4,000)
Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 2,100,000